SECURITIES EXCHANGE AGREEMENTS (Tables)	9 Months Ended
Sep. 30, 2022
SECURITIES EXCHANGE AGREEMENTS (Tables)
Schedule of Securities exchange agreements
Exchange Agreement	Number of Shares of Common Stock to be Exchanged	Number of Shares of Series A Preferred Stock to be Issued
Deneault Agreement	49,746,253 shares	14,250 shares
Newlan Agreement	49,317,406 shares	14,250 shares
Sluss Agreement	1,615,002 shares	1,000 shares
EFT Holdings Agreement	18,221,906 shares	9,778 shares
EF2T Agreement	2,240,768 shares	1,202 shares
Astonia Agreement	2,831,661 shares	1,520 shares
	123,972,996 shares	42,000 shares